Related party transaction (Details)			12 Months Ended
	Feb. 07, 2026	Feb. 06, 2026	Mar. 31, 2026		Mar. 31, 2025
Raju Vegesna Infotech Industries Private Limited [Member]
Disclosure of transactions between related parties [line items]
Name of ultimate parent of group			Raju Vegesna Infotech & Industries Private Limited
Country of incorporation of entity whose consolidated financial statements have been produced for public use			India
Ramanand Core Investment Company Private Limited [Member]
Disclosure of subsidiaries [abstract]
Name of subsidiary			Ramanand Core Investment Company Private Limited
Country of incorporation			India
Satya Sravanthi Agrofarms Private Limited [Member]
Disclosure of subsidiaries [abstract]
Name of subsidiary			Satya Sravanthi Agrofarms Private Limited
Country of incorporation			India
Anantha Koti Raju Developers Private Limited [Member]
Disclosure of subsidiaries [abstract]
Name of subsidiary			Anantha Koti Raju Developers Private Limited
Country of incorporation			India
V.A.L.S. Developers Private Limited [Member]
Disclosure of subsidiaries [abstract]
Name of subsidiary			V.A.L.S. Developers Private Limited
Country of incorporation			India
KKAAR Farms and Developers Private Limited [Member]
Disclosure of subsidiaries [abstract]
Name of subsidiary			KKAAR Farms and Developers Private Limited
Country of incorporation			India
Raju Vegesna Properties (India) Private Limited [Member]
Disclosure of subsidiaries [abstract]
Name of subsidiary			Raju Vegesna Properties (India) Private Limited
Country of incorporation			India
V.A.R. Agrotech Private Limited [Member]
Disclosure of subsidiaries [abstract]
Name of subsidiary			V.A.R. Agrotech Private Limited
Country of incorporation			India
Village Inns India Private Limited [Member]
Disclosure of subsidiaries [abstract]
Name of subsidiary			Village Inns (India) Private Limited
Country of incorporation			India
Raju Vegesna Developers Private Limited [Member]
Disclosure of subsidiaries [abstract]
Name of subsidiary			Raju Vegesna Developers Private Limited
Country of incorporation			India
V.R.R. Shelters Private Limited [Member]
Disclosure of subsidiaries [abstract]
Name of subsidiary			V.R.R. Shelters Private Limited
Country of incorporation			India
Sify Technologies Singapore Pte. Limited [Member]
Disclosure of subsidiaries [abstract]
Name of subsidiary			Sify Technologies (Singapore) Pte. Limited
Country of incorporation			Singapore
Proportion of ownership interest in subsidiary			100.00%		100.00%
Sify Technologies North America Corporation [Member]
Disclosure of subsidiaries [abstract]
Name of subsidiary			Sify Technologies North America Corporation
Country of incorporation			USA
Proportion of ownership interest in subsidiary			100.00%		100.00%
Sify Data and Managed Services Limited [Member]
Disclosure of subsidiaries [abstract]
Name of subsidiary			Sify Data and Managed Services Limited
Country of incorporation			India
Proportion of ownership interest in subsidiary			100.00%		100.00%
Sify Infinit Spaces Limited [Member]
Disclosure of subsidiaries [abstract]
Name of subsidiary			Sify Infinit Spaces Limited *
Country of incorporation			India
Proportion of ownership interest in subsidiary	88.45%	100.00%	88.45%	[1]	100.00%	[1]
Sify Digital Services Limited [Member]
Disclosure of subsidiaries [abstract]
Name of subsidiary			Sify Digital Services Limited
Country of incorporation			India
Proportion of ownership interest in subsidiary			100.00%		100.00%
SKVR Software Solution Private Limited [Member]
Disclosure of subsidiaries [abstract]
Name of subsidiary			SKVR Software Solution Private Limited *
Country of incorporation			India
Proportion of ownership interest in subsidiary	94.34%	100.00%	94.34%	[1]	100.00%	[1]

[1]

Pursuant to Conversion of Compulsorily Convertible Debentures and Compulsorily Convertible Preference Shares into equity Shares by SISL on February 07,2026, the holding of Sify Technologies Limited stands reduced from 100% to 88.45%. Consequently, the holding in SKVR Software Solution Private Limited stands reduced from 100% to 94.34%.